Taxation - Summary of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Computed rate of tax (in percent)	24.00%	23.00%	24.00%
Incentive tax credits (in percent)	(2.00%)	(2.00%)	(2.00%)
Withholding tax on dividends (in percent)	2.00%	2.00%	3.00%
Expenses not deductible for tax purposes (in percent)	1.00%	1.00%	1.00%
Irrecoverable witholding tax (in percent)	1.00%	1.00%	1.00%
Income tax reserve adjustments - current and prior year (in percent)	(1.00%)	(1.00%)	0.00%
Transfer to/(from) unrecognised deferred tax assets (in percent)	0.00%	0.00%	(2.00%)
Others (in percent)	(2.00%)	(1.00%)	1.00%
Underlying effective tax rate (in percent)	23.00%	23.00%	26.00%
Taxes related to the UK tax audit of intangible income and centralised services (in percent)	0.00%	1.00%	0.00%
Taxes related to the reorganisation of our European business (in percent)	(1.00%)	1.00%	2.00%
Hyperinflationary adjustment for Argentina deferred tax	1.00%	0.00%	0.00%
Effective tax rate (in percent)	23.00%	25.00%	28.00%